Fair Value	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Fair Value
Fair Value Measurements
For purposes of this disclosure, fair value is defined as the exchange price that would be received to sell an asset or paid to transfer a liability (exit price) in the principal or most advantageous market in an orderly transaction between market participants at the measurement date. Fair value is based on the assumptions market participants would use when pricing an asset or liability. Additionally, entities are required to consider all aspects of nonperformance risk, including the entity’s own credit standing, when measuring the fair value of a liability.
GAAP specifies a three-level hierarchy that is used when measuring and disclosing fair value. The fair value hierarchy gives the highest priority to quoted prices available in active markets (i.e., observable inputs) and the lowest priority to data lacking transparency (i.e., unobservable inputs). An instrument’s categorization within the fair value hierarchy is based on the lowest level of significant input to its valuation. The following is a description of the three hierarchy levels.

Level 1
Inputs are quoted prices in active markets for identical assets or liabilities at the measurement date. Additionally, the entity must have the ability to access the active market, and the quoted prices cannot be adjusted by the entity.

Level 2
Inputs are other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices in active markets for similar assets or liabilities; quoted prices in inactive markets for identical or similar assets or liabilities; or inputs that are observable or can be corroborated by observable market data by correlation or other means for substantially the full term of the assets or liabilities.

Level 3
Unobservable inputs are supported by little or no market activity. The unobservable inputs represent management's best assumptions of how market participants would price the assets or liabilities. Generally, Level 3 assets and liabilities are valued using pricing models, discounted cash flow methodologies, or similar techniques that require significant judgment or estimation.

Transfers
Transfers into or out of any hierarchy level are recognized at the end of the reporting period in which the transfer occurred. There were no transfers between any levels for the year ended December 31, 2015.

Following are descriptions of the valuation methodologies used to measure material assets and liabilities at fair value and details of the valuation models, key inputs to those models, and significant assumptions utilized.

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Available-for-sale securities — All classes of available-for-sale securities are carried at fair value based on observable market prices, when available. If observable market prices are not available, our valuations are based on internally developed discounted cash flow models (an income approach) that use a market-based discount rate and consider recent market transactions, experience with similar securities, current business conditions, and analysis of the underlying collateral, as available. To estimate cash flows, we are required to utilize various significant assumptions including market observable inputs (e.g., forward interest rates) and internally developed inputs (including prepayment speeds, delinquency levels, and credit losses).

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Mortgage loans held-for-sale, net — Certain of our mortgage loans held-for-sale are accounted for at fair value because of fair value option elections. Mortgage loans held-for-sale are typically pooled together and sold into certain exit markets depending on underlying attributes of the loan, such as eligibility with the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), or the Government National Mortgage Association (Ginnie Mae) (collectively, the Government-sponsored Enterprises, or GSEs), product type, interest rate, and credit quality. Mortgage loans previously classified as Level 2 were mainly GSE-eligible mortgage loans carried at fair value due to fair value option election, which were valued predominantly using published forward agency prices. It also included any domestic loans where recently negotiated market prices for the loan pool exist with a counterparty (which approximates fair value) or quoted market prices for similar loans are available. These mortgage loans were transferred into Level 3 as of December 31, 2014, based on decreased observability of significant inputs resulting from no longer being an active seller of mortgage loans to GSEs. As a result, at December 31, 2014, they were valued based on a discounted cash flow basis utilizing cash flow projections from internally developed models that utilized prepayment, default, and discount rate assumptions.

Refer to the section within this note titled Fair Value Option for Financial Assets for further information about the fair value elections.

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Interests retained in financial asset sales — The interests retained are in securitization trusts and deferred purchase prices on the sale of whole-loans. Due to inactivity in the market, valuations are based on internally developed discounted cash flow models (an income approach) that use a market-based discount rate; therefore, we classified these assets as Level 3. The valuation considers recent market transactions, experience with similar assets, current business conditions, and analysis of the underlying collateral, as available. To estimate cash flows, we utilize various significant assumptions, including market observable inputs (e.g., forward interest rates) and internally developed inputs (e.g., prepayment speeds, delinquency levels, and credit losses).

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Derivative instruments — We enter into a variety of derivative financial instruments as part of our risk management strategies. Certain of these derivatives are exchange traded, such as Eurodollar futures, options of Eurodollar futures, and equity options. To determine the fair value of these instruments, we utilize the quoted market prices for the particular derivative contracts; therefore, we classified these contracts as Level 1.

We also execute over-the-counter (OTC) and centrally-cleared derivative contracts, such as interest rate swaps, a cross-currency swap, swaptions, foreign-currency denominated forward contracts, prepaid equity forward contracts, caps, floors, and agency to-be-announced securities. For OTC contracts, we utilize third-party-developed valuation models that are widely accepted in the market to value these OTC derivative contracts. The specific terms of the contract and market observable inputs (such as interest rate forward curves, interpolated volatility assumptions, or equity pricing) are used in the model. We classified these OTC derivative contracts as Level 2 because all significant inputs into these models were market observable. For centrally-cleared contracts, we utilize unadjusted prices obtained from the clearing house as the basis for valuation, and they are also classified as Level 2. We did not have any derivative instruments classified as Level 3 as of December 31, 2015, or December 31, 2014.
We are required to consider all aspects of nonperformance risk, including our own credit standing, when measuring fair value of a liability. We reduce credit risk on the majority of our derivatives by entering into legally enforceable agreements that enable the posting and receiving of collateral associated with the fair value of our derivative positions on an ongoing basis. In the event that we do not enter into legally enforceable agreements that enable the posting and receiving of collateral, we will consider our credit risk and the credit risk of our counterparties in the valuation of derivative instruments through a credit valuation adjustment (CVA), if warranted. The CVA calculation utilizes the credit default swap spreads of the counterparty.
Recurring Fair Value
The following tables display the assets and liabilities measured at fair value on a recurring basis including financial instruments elected for the fair value option. We often economically hedge the fair value change of our assets or liabilities with derivatives and other financial instruments. The tables below display the hedges separately from the hedged items; therefore, they do not directly display the impact of our risk management activities.

	Recurring fair value measurements
December 31, 2015 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Investment securities
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$1,469	$272	$—	$1,741
U.S. State and political subdivisions	—	716	—	716
Foreign government	10	167	—	177
Mortgage-backed residential	—	10,366	—	10,366
Mortgage-backed commercial	—	481	—	481
Asset-backed	—	1,755	—	1,755
Corporate debt securities	—	1,204	—	1,204
Total debt securities	1,479	14,961	—	16,440
Equity securities (a)	717	—	—	717
Total available-for-sale securities	2,196	14,961	—	17,157
Other assets
Interests retained in financial asset sales	—	—	40	40
Derivative contracts in a receivable position (b)
Interest rate	2	229	—	231
Other	2	—	—	2
Total derivative contracts in a receivable position	4	229	—	233
Total assets	$2,200	$15,190	$40	$17,430
Liabilities
Accrued expenses and other liabilities
Derivative contracts in a payable position (b)
Interest rate	$(2)	$(133)	$—	$(135)
Foreign currency	—	(1)	—	(1)
Other	(1)	(8)	—	(9)
Total derivative contracts in a payable position	(3)	(142)	—	(145)
Total liabilities	$(3)	$(142)	$—	$(145)

(a)	Our investment in any one industry did not exceed 14%.

(b)	For additional information on derivative instruments and hedging activities, refer to Note 22.

	Recurring fair value measurements
December 31, 2014 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Investment securities
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$217	$961	$—	$1,178
U.S. State and political subdivisions	—	406	—	406
Foreign government	14	218	—	232
Mortgage-backed residential	—	10,425	—	10,425
Mortgage-backed commercial	—	253	—	253
Asset-backed	—	1,991	—	1,991
Corporate debt securities	—	746	—	746
Total debt securities	231	15,000	—	15,231
Equity securities (a)	906	—	—	906
Total available-for-sale securities	1,137	15,000	—	16,137
Mortgage loans held-for-sale, net (b)	—	—	3	3
Other assets
Interests retained in financial asset sales	—	—	47	47
Derivative contracts in a receivable position (c)
Interest rate	4	252	—	256
Foreign currency	—	5	—	5
Other	2	—	—	2
Total derivative contracts in a receivable position	6	257	—	263
Collateral placed with counterparties (d)	—	15	—	15
Total assets	$1,143	$15,272	$50	$16,465
Liabilities
Accrued expenses and other liabilities
Derivative contracts in a payable position (c)
Interest rate	$(2)	$(166)	$—	$(168)
Foreign currency	—	(78)	—	(78)
Other	(2)	(4)	—	(6)
Total derivative contracts in a payable position	(4)	(248)	—	(252)
Total liabilities	$(4)	$(248)	$—	$(252)

(a)	Our investment in any one industry did not exceed 16%.

(b)	Carried at fair value due to fair value option elections.

(c)	For additional information on derivative instruments and hedging activities, refer to Note 22.

(d)	Represents collateral in the form of investment securities. Cash collateral was excluded.
The following tables present the reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis. We often economically hedge the fair value change of our assets or liabilities with derivatives and other financial instruments. The Level 3 items presented below may be hedged by derivatives and other financial instruments that are classified as Level 1 or Level 2. Thus, the following tables do not fully reflect the impact of our risk management activities.

	Level 3 recurring fair value measurements
		Net realized/unrealized gains									Fair value at December 31, 2015	Net unrealized gains included in earnings still held at December 31, 2015
($ in millions)	Fair value at January 1, 2015	included in earnings		included in OCI	Purchases	Sales	Issuances	Settlements	Transfers into level 3	Transfers out of level 3
Assets
Loans held-for-sale	$3	$1		$—	$—	$(4)	$—	$—	$—	$—	$—	$—
Other assets
Interests retained in financial asset sales	47	9	(a)	—	—	—	26	(42)	—	—	40	—
Total assets	$50	$10		$—	$—	$(4)	$26	$(42)	$—	$—	$40	$—

(a)	Reported as other income, net of losses, in the Consolidated Statement of Income.

	Level 3 recurring fair value measurements
		Net realized/unrealized gains									Fair value at December 31, 2014	Net unrealized gains included in earnings still held at December 31, 2014
($ in millions)	Fair value at January 1, 2014	included in earnings		included in OCI	Purchases	Sales	Issuances	Settlements	Transfers into level 3	Transfers out of level 3
Assets
Loans held-for-sale	$—	$—		$—	$—	$—	$—	$—	$3	$—	$3	$1
Other assets
Interests retained in financial asset sales	100	13	(a)	—	—	—	—	(66)	—	—	47	—
Interest rate derivative contracts, net	(1)	—		—	—	—	—	(2)	—	3	—	—
Total assets	$99	$13		$—	$—	$—	$—	$(68)	$3	$3	$50	$1

(a)	Reported as other income, net of losses, in the Consolidated Statement of Income.
Nonrecurring Fair Value
We may be required to measure certain assets and liabilities at fair value from time to time. These periodic fair value measures typically result from the application of lower-of-cost or fair value accounting or certain impairment measures. These items would constitute nonrecurring fair value measures.
The following tables display the assets and liabilities measured at fair value on a nonrecurring basis.

	Nonrecurring fair value measurements				Lower-of-cost or fair value or valuation reserve allowance	Total loss included in earnings for the year ended
December 31, 2015 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Loans held-for-sale	$—	$—	$105	$105	$—	n/m	(a)
Commercial finance receivables and loans, net (b)
Commercial and industrial
Automotive	—	—	19	19	(2)	n/m	(a)
Other	—	—	29	29	(15)	n/m	(a)
Commercial real estate — Automotive	—	—	4	4	(3)	n/m	(a)
Total commercial finance receivables and loans, net	—	—	52	52	(20)	n/m	(a)
Other assets
Repossessed and foreclosed assets (c)	—	—	9	9	(3)	n/m	(a)
Other	—	—	6	6	(2)	n/m	(a)
Total assets	$—	$—	$172	$172	$(25)	n/m
n/m = not meaningful

(a)
We consider the applicable valuation or loan loss allowance to be the most relevant indicator of the impact on earnings caused by the fair value measurement. Accordingly, the table above excludes total gains and losses included in earnings for these items. The carrying values are inclusive of the respective valuation or loan loss allowance.

(b)	Represents the portion of the portfolio specifically impaired during 2015. The related valuation allowance represents the cumulative adjustment to fair value of those specific receivables.

(c)	The allowance provided for repossessed and foreclosed assets represents any cumulative valuation adjustment recognized to adjust the assets to fair value.

	Nonrecurring fair value measurements				Lower-of-cost or fair value or valuation reserve allowance	Total loss included in earnings for the year ended
December 31, 2014 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Loans held-for-sale	$—	$—	$36	$36	$—	n/m	(a)
Commercial finance receivables and loans, net (b)
Automotive	—	—	24	24	(6)	n/m	(a)
Other	—	—	32	32	(15)	n/m	(a)
Total commercial finance receivables and loans, net	—	—	56	56	(21)	n/m	(a)
Other assets
Repossessed and foreclosed assets (c)	—	—	8	8	(2)	n/m	(a)
Other	—	—	2	2	—	n/m	(a)
Total assets	$—	$—	$102	$102	$(23)	n/m
n/m = not meaningful

(a)
We consider the applicable valuation or loan loss allowance to be the most relevant indicator of the impact on earnings caused by the fair value measurement. Accordingly, the table above excludes total gains and losses included in earnings for these items. The carrying values are inclusive of the respective valuation or loan loss allowance.

(b)	Represents the portion of the portfolio specifically impaired during 2014. The related valuation allowance represents the cumulative adjustment to fair value of those specific receivables.

(c)	The allowance provided for repossessed and foreclosed assets represents any cumulative valuation adjustment recognized to adjust the assets to fair value.
Fair Value Option for Financial Assets
We elected the fair value option for an insignificant amount of conforming and government-insured mortgage loans held-for-sale. We elected the fair value option to mitigate earnings volatility by better matching the accounting for the assets with the related hedges. Our intent in electing fair value measurement was to mitigate a divergence between accounting losses and economic exposure for certain assets and liabilities.
Fair Value of Financial Instruments
The following table presents the carrying and estimated fair value of financial instruments, except for those recorded at fair value on a recurring basis presented in the previous section of this note titled Recurring Fair Value. When possible, we use quoted market prices to determine fair value. Where quoted market prices are not available, the fair value is internally derived based on appropriate valuation methodologies with respect to the amount and timing of future cash flows and estimated discount rates. However, considerable judgment is required in interpreting market data to develop estimates of fair value, so the estimates are not necessarily indicative of the amounts that could be realized or would be paid in a current market exchange. The effect of using different market assumptions or estimation methodologies could be material to the estimated fair values. Fair value information presented herein was based on information available at December 31, 2015, and 2014.

		Estimated fair value
December 31, ($ in millions)	Carrying value	Level 1	Level 2	Level 3	Total
2015
Financial assets
Loans held-for-sale, net	$105	$—	$—	$105	$105
Finance receivables and loans, net	110,546	—	—	110,737	110,737
Nonmarketable equity investments	418	—	391	42	433
Financial liabilities
Deposit liabilities	$66,478	$—	$—	$66,889	$66,889
Short-term borrowings	8,101	—	—	8,102	8,102
Long-term debt	66,234	—	23,018	45,157	68,175
2014
Financial assets
Loans held-for-sale, net	$2,003	$—	$485	$1,554	$2,039
Finance receivables and loans, net	98,971	—	—	99,430	99,430
Nonmarketable equity investments	271	—	246	33	279
Financial liabilities
Deposit liabilities	$58,203	$—	$—	$58,777	$58,777
Short-term borrowings	7,062	—	—	7,063	7,063
Long-term debt	66,380	—	25,224	44,084	69,308

The following describes the methodologies and assumptions used to determine fair value for the significant classes of financial instruments. In addition to the valuation methods discussed below, we also followed guidelines for determining whether a market was not active and a transaction was not distressed. As such, we assumed the price that would be received in an orderly transaction (including a market-based return) and not in forced liquidation or distressed sale.

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Cash and cash equivalents — Included in cash and cash equivalents are highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of change in value due to interest rate, quoted price, or penalty on withdrawal. Classified as Level 1 under the fair value hierarchy, cash and cash equivalents generally expose us to limited credit risk and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates. As such, the carrying value approximates the fair value of these instruments.

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Loans held-for-sale, net — Loans held-for-sale classified as Level 3 include all loans valued using internally developed valuation models because observable market prices were not available. We based our valuation of automotive loans held-for-sale on internally developed discounted cash flow models (an income approach). These valuation models estimate the exit price we expect to receive in the loan’s principal market, which, depending on characteristics of the loans, may be the whole-loan market or the securitization market. Although we utilize and give priority to market observable inputs, such as interest rates and market spreads within these models, we are typically required to utilize internal inputs, such as prepayment speeds (absolute prepayment model, or ABS), gross loss range by loan segment (percentage of receivable balance lost in the event of default), and credit spreads (the risk premium component added to observed benchmark rate to determine the discount rate used in the discounted cash flow model). While numerous controls exist to calibrate, corroborate, and validate these internal inputs, these internal inputs require the use of judgment and can have a significant impact on the determination of the loan’s value. Accordingly, we classified all automotive loans held-for-sale as Level 3 as of December 31, 2014. Loans held-for-sale classified as Level 2 as of December 31, 2014, represent mortgage TDR loans valued using quoted prices in active markets for similar assets.

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Finance receivables and loans, net — With the exception of mortgage loans held-for-investment, the fair value of finance receivables and loans was based on discounted future cash flows using applicable spreads to approximate current rates applicable to each category of finance receivables and loans (an income approach using Level 3 inputs). The carrying value of commercial receivables in certain markets and certain automotive and other receivables for which interest rates reset on a short-term basis with applicable market indices are assumed to approximate fair value either because of the short-term nature or because of the interest rate adjustment feature. The fair value of commercial receivables in other markets was based on discounted future cash flows using applicable spreads to approximate current rates applicable to similar assets in those markets.

For consumer mortgage loans, we used valuation methods and assumptions similar to those used for mortgage loans held-for-sale. These valuations consider unique attributes of the loans such as geography, delinquency status, product type, and other factors. Refer to the section above titled Mortgage loans held-for-sale, net, for a description of methodologies and assumptions used to determine the fair value of mortgage loans held-for-sale.

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Deposit liabilities — Deposit liabilities represent certain consumer and brokered bank deposits, mortgage escrow deposits, and dealer deposits. The fair value of deposits at Level 3 were estimated by discounting projected cash flows based on discount factors derived from the forward interest rate swap curve.

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Short-term borrowings and Long-term debt — Level 2 debt was valued using quoted market prices for similar instruments, when available, or other means for substantiation with observable inputs. Debt valued by discounting projected cash flows using internally derived inputs, such as prepayment speeds and discount rates, was classified as Level 3.

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Financial instruments for which carrying value approximates fair value — Certain financial instruments that are not carried at fair value on the consolidated balance sheet are carried at amounts that approximate fair value primarily due to their short term nature and limited credit risk. These instruments include restricted cash, cash collateral, accrued interest receivable, accrued interest payable, trade receivables and payables, and other short term receivables and payables.